Cover	Feb. 03, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 03, 2025
Entity File Number	001-13836
Entity Registrant Name	JOHNSON CONTROLS INTERNATIONAL PLC
Entity Central Index Key	0000833444
Entity Tax Identification Number	98-0390500
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	One Albert Quay.
Entity Address, City or Town	Cork
Entity Address, Country	IE
Entity Address, Postal Zip Code	T12 X8N6
City Area Code	353
Local Phone Number	21-423-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Ordinary Shares, Par Value $0.01 [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, Par Value $0.01
Trading Symbol	JCI
Security Exchange Name	NYSE
1.375% Notes due 2025 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2025
Trading Symbol	JCI25A
Security Exchange Name	NYSE
3.900% Notes due 2026 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.900% Notes due 2026
Trading Symbol	JCI26A
Security Exchange Name	NYSE
0.375% Senior Notes due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.375% Senior Notes due 2027
Trading Symbol	JCI27
Security Exchange Name	NYSE
3.000% Senior Notes due 2028 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.000% Senior Notes due 2028
Trading Symbol	JCI28
Security Exchange Name	NYSE
5.500% Senior Notes due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.500% Senior Notes due 2029
Trading Symbol	JCI29
Security Exchange Name	NYSE
1.750% Senior Notes due 2030 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.750% Senior Notes due 2030
Trading Symbol	JCI30
Security Exchange Name	NYSE
2.000% Sustainability-Linked Senior Notes due 2031 [Member]
Document Information [Line Items]
Title of 12(b) Security	2.000% Sustainability-Linked Senior Notes due 2031
Trading Symbol	JCI31
Security Exchange Name	NYSE
1.000% Senior Notes due 2032 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.000% Senior Notes due 2032
Trading Symbol	JCI32
Security Exchange Name	NYSE
4.900% Senior Notes due 2032 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.900% Senior Notes due 2032
Trading Symbol	JCI32A
Security Exchange Name	NYSE
3.125% Senior Notes due 2033 [Member]
Document Information [Line Items]
Title of 12(b) Security	3.125% Senior Notes due 2033
Trading Symbol	JCI33
Security Exchange Name	NYSE
4.250% Senior Notes due 2035 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.250% Senior Notes due 2035
Trading Symbol	JCI35
Security Exchange Name	NYSE
6.000% Notes due 2036 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.000% Notes due 2036
Trading Symbol	JCI36A
Security Exchange Name	NYSE
5.70% Senior Notes due 2041 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.70% Senior Notes due 2041
Trading Symbol	JCI41B
Security Exchange Name	NYSE
5.250% Senior Notes due 2041 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.250% Senior Notes due 2041
Trading Symbol	JCI41C
Security Exchange Name	NYSE
4.625% Senior Notes due 2044 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.625% Senior Notes due 2044
Trading Symbol	JCI44A
Security Exchange Name	NYSE
5.125% Notes due 2045 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.125% Notes due 2045
Trading Symbol	JCI45B
Security Exchange Name	NYSE
6.950% Debentures due December 1, 2045 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.950% Debentures due December 1, 2045
Trading Symbol	JCI45A
Security Exchange Name	NYSE
4.500% Senior Notes due 2047 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.500% Senior Notes due 2047
Trading Symbol	JCI47
Security Exchange Name	NYSE
4.950% Senior Notes due 2064 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.950% Senior Notes due 2064
Trading Symbol	JCI64A
Security Exchange Name	NYSE